Summary of Significant Accounting Policies (Policies) - EBP 162	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting: The financial statements of the Plan are prepared on the accrual basis of accounting in accordance with generally accepted accounting principles in the United States of America.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition:

The Plan's trustee is Fidelity Management Trust Company, and the Plan's investments, excluding notes receivable from participants, were invested in the Eaton Savings Trust ("Master Trust"), which was established for the investment of assets of the Plan and the Eaton Savings Plan. The fair value of the Plan’s interest in the individual funds of the Master Trust is based on the value of the Plan’s interest in the fund as of January 1, 2002, plus actual contributions and allocated investment income (loss) less actual distributions.
Securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the Plan year. Investments traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the average of the last reported bid and asked prices. Common/collective trust funds and separate accounts are valued at the redemption value of the units held at year-end. Participant transactions (purchases and sales) occur daily with no restrictions and there are no unfunded commitments. The common/collective trust and separate accounts have varying investment strategies ranging from mirroring specific market indexes, asset allocation strategies, and bond performance. However, in high volume liquidation demand periods, the Trustee may, at their discretion, delay liquidation requests so that it is in the best interest of all participants in the fund. The Eaton Stable Value Fund invests primarily in investment contracts issued by insurance companies, banks or other financial institutions, including investment contracts backed by high-quality fixed income securities.

Investments held by a defined contribution plan are required to be reported at fair value, except for fully benefit- responsive investment contracts. Contract value is the relevant measure for that portion of the net assets available for benefits of a defined contribution plan attributable to fully benefit-responsive investment contracts, because contract value is the amount participants normally would receive if they were to initiate permitted transactions under the terms of the Plan.

Purchases and sales of securities are recorded on a trade-date basis.

Use of Estimates
Use of Estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Administrative Fees
Administrative Fees:

Administrative costs, management fees and expenses of the Plan are paid by the Trustee from the Master Trust unless such costs, fees and expenses are paid by the Company. Participants pay the recordkeeping fees and administrative expenses with a flat quarterly fee deducted from their accounts. Certain transaction costs are paid by the participants. Certain investments in the Plan have revenue sharing agreements with the Trustee. Revenue credits are recorded in administrative expenses and allocated to participants who hold these investments.

Plan Termination
Plan Termination:

The Company may amend, modify, suspend, or terminate the Plan. No amendment, modification, suspension, or termination of the Plan shall have the effect of providing that any amounts then held under the Plan may be used or diverted to any purpose other than for the exclusive benefit of participants or their beneficiaries.

Risks and Uncertainties
Risks and Uncertainties:

The Master Trust's investments, as listed in Footnote 4, have varying degrees of risk, such as interest rate, credit and overall market volatility risks. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and such changes could materially affect the amounts reported in the Statement of Net Assets Available for Benefits.

Subsequent Events
Subsequent Events:

Management evaluates events occurring subsequent to the date of the financial statements in determining the accounting for and disclosure of transactions and events that affect the financial statements.

On March 12, 2026, Eaton announced it had completed the acquisition of the Boyd Thermal business of Boyd Corporation. As of the date of issuance of these financial statements, no plan-level transactions had occurred and the impact of any potential Plan changes has not been determined.

Subsequent events have been evaluated through the report date, which is the date the financial statements were available to be issued.